DEBT (Tables)	12 Months Ended
Dec. 31, 2011
Group's Borrowings	The Group’s borrowings consist of the following:

2011

Long-term debt, current portion	346,550
Long-term debt	1,165,666

Total	1,512,216

Consecutive Installments and Amortization Date

The principal amounts of the loan will be repaid in consecutive installments (each, an “Installment”) on each of the dates (each, an “Amortization Date”) and in the aggregate amounts set forth in the table below:

Date	Installment
July 31, 2012	US$	55,000,000
July 31, 2013	US$	60,000,000
July 31, 2014	US$	65,000,000
September 15, 2015	US$	60,000,000

Total	US$	240,000,000